Other Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	December 31,
	2016	2017
	(in thousands)

Accrued mask, mold fees and other expenses for RD	$7,503	8,816
Payable for purchases of building and equipment	1,615	10,726
Accrued software maintenance	891	1,004
Accrued payroll and related expenses	6,958	9,461
Accrued professional service fee	923	1,050
Sales received in advance	1,193	603
Accrued warranty costs	48	40
Accrued insurance, welfare expenses, etc.	10,590	9,568
	$29,721	41,268

Schedule of Product Warranty Liability [Table Text Block]
The movement in accrued warranty costs for the years ended December 31, 2015, 2016 and 2017 is as follows:

Period	Balance at beginning of year	Additions charged to expense	Amounts utilized	Balance at end of year
	(in thousands)

Year 2015	$103	1,121	(997)	227
Year 2016	$227	11	(190)	48
Year 2017	$48	146	(154)	40